Share-based compensation (Restricted Share Units - Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2021	Oct. 31, 2012	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2011
Share-based compensation [Line Items]
Shares approved for grants to qualified persons						43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan		20,000,000
Share-based compensation			$ 9,009	$ 0	$ 470
2011 Incentive Scheme [Member] | Restricted share units
Share-based compensation [Line Items]
Shares approved for grants to qualified persons	131,950,949
Granted (in shares)			9,918,014	9,387,270	62,770,405
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000
Total unrecognized compensation expense			$ 21,865